PROGRAM ACTIVITY (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Document Information [Line Items]
Net transfers into Program (Note 2)	$ 6,971
RayzeBio
Document Information [Line Items]
Net transfers into Program (Note 2)	$ 6,900